Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
DOMUS HOLDINGS CORP. AND REALOGY CORPORATION
SCHEDULE II -- VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
(in millions)

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Allowance for doubtful accounts (a)
Year ended December 31, 2011	$65	$10	$—	$(12)	$63
Year ended December 31, 2010	63	13	4	(15)	65
Year ended December 31, 2009	43	21	5	(6)	63
Reserve for development advance notes, short term (b)
Year ended December 31, 2011	$2	$—	$—	$(1)	$1
Year ended December 31, 2010	3	—	—	(1)	2
Year ended December 31, 2009	3	—	—	—	3
Reserve for development advance notes, long term
Year ended December 31, 2011	$9	$(3)	$—	$(1)	$5
Year ended December 31, 2010	17	(5)	—	(3)	9
Year ended December 31, 2009	21	2	—	(6)	17
Deferred tax asset valuation allowance
Year ended December 31, 2011	$118	$220	$—	$—	$338
Year ended December 31, 2010	124	—	—	(6)	118
Year ended December 31, 2009	61	63	—	—	124
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(a)	The deduction column represents uncollectible accounts written off, net of recoveries from Trade Receivables in the Consolidated Balance Sheets.

(b)	Short-term development advance notes and related reserves are included in Trade Receivables in the Consolidated Balance Sheets.